Related Party Transactions (Details Textual) (USD $)	1 Months Ended
Feb. 28, 2014
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	$ 350
Office Space [Member]
Related Party Transaction [Line Items]
Area of Land (in square foot)	250
Operating Leases, Rent Expense, Monthly	350
Customer Concentration Risk [Member]
Related Party Transaction [Line Items]
Concentration Risk, Percentage	100.00%
Washington Capital Advisors LLC [Member] | Related Parties, Notes Payable One [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	20,000
Debt Instrument, Interest Rate, Stated Percentage	1.50%
Washington Capital Advisors LLC [Member] | Related Parties, Notes Payable Two [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 2,500
Debt Instrument, Interest Rate, Stated Percentage	1.50%